Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Non-derivative Financial Liabilities (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 23,015,530	RM 22,368,378	RM 15,870,837
Non-interest Bearing [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate
Non-derivative financial liabilities	RM 21,914,992	RM 20,684,288	RM 13,994,964
Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 885,179	RM 1,559,140	RM 1,859,330
Variable Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate, Variable interest rate	BLR+	BLR+
Weighted average effective interest rate	2.60%	2.60%	2.60%
Non-derivative financial liabilities	RM 215,359	RM 124,950	RM 16,543
Bottom of range [member] | Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	3.50%	3.50%	3.50%
Top of range [member] | Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	5.00%	5.00%	5.00%
On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 22,730,351	RM 21,408,872	RM 15,126,506
On demand or within 1 year [Member] | Non-interest Bearing [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	21,914,992	20,684,288	13,994,964
On demand or within 1 year [Member] | Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	717,300	680,916	1,114,999
On demand or within 1 year [Member] | Variable Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	98,059	43,668	16,543
Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	285,179	959,506	744,331
Within 2 to 5 Years [Member] | Non-interest Bearing [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities
Within 2 to 5 Years [Member] | Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	167,879	878,224	744,331
Within 2 to 5 Years [Member] | Variable Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 117,300	RM 81,282